Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2018
Distribution and Selling Expenses [Abstract]
DISTRIBUTION AND SELLING EXPENSES
12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2018	2017	2016
Rental	16,066	21,527	30,225
Depreciation	1,218	2,680	490,527
Labor	275,026	258,233	211,274
Subsidy to distributors	787,064	773,238	910,537
Promotion	15,623	32,216	137,210
Advertisement	1,152,176	1,591,742	1,554,023
Others	423,782	585,744	272,214
	2,670,955	3,265,380	3,606,010